Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Multiemployer Plan [Line Items]
Net income	$ 6,736	$ 34,980	$ 50,087	$ 39,364
Successors [Member]
Multiemployer Plan [Line Items]
Net income		34,980	50,087	39,364
Other comprehensive income, net of tax
Foreign currency translation adjustments			35	(19)
Total Comprehensive Income, net of tax		34,980	50,122	39,345
Comprehensive income attributable to non-controlling interest		(163)
Comprehensive income attributable to shareholders		$ 35,143	$ 50,122	$ 39,345
Predecessors [Member] | NPS Holdings Limited [Member]
Multiemployer Plan [Line Items]
Net income	6,736
Other comprehensive income, net of tax
Foreign currency translation adjustments	(16)
Total Comprehensive Income, net of tax	6,720
Comprehensive income attributable to non-controlling interest	(881)
Comprehensive income attributable to shareholders	$ 7,601